COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Commitments to Purchase Property and Equipment [Member]
Other Commitments [Abstract]
Commitments	$ 12,357	$ 50,857
Committed Licensing Fee Payable for Licensing of Game Titles [Member]
Other Commitments [Abstract]
Commitments	1,900	7,400
Commitment to Invest in Certain Companies [Member]
Other Commitments [Abstract]
Commitments	24,056	8,473
Minimum [Member]
Other Commitments [Abstract]
Minimum guarantee commitments	$ 31,733	$ 60,271